STATEMENT OF INVESTMENTS
BNY Mellon Sustainable Balanced Fund

July 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 39.5%
Australia - .2%
Westpac Banking, Sr. Unscd. Notes	2.10	5/13/2021	20,000	19,954
Canada - 1.3%
Bank of Montreal, Sub. Notes	4.34	10/5/2028	25,000	26,317
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes	3.10	4/2/2024	10,000	10,189
Province of Alberta Canada, Sr. Unscd. Notes	2.20	7/26/2022	20,000	20,099
Province of Ontario Canada, Sr. Unscd. Bonds	2.50	4/27/2026	25,000	25,444
Province of Quebec Canada, Sr. Unscd. Notes	2.38	1/31/2022	20,000	20,186
Royal Bank of Canada, Sr. Unscd. Notes	2.75	2/1/2022	25,000	25,318
The Bank of Nova Scotia, Sr. Unscd. Notes	2.70	3/7/2022	25,000	25,287
The Toronto-Dominion Bank, Sr. Unscd. Notes	3.25	3/11/2024	5,000	5,182
				158,022
France - .1%
Total Capital, Gtd. Notes	3.88	10/11/2028	10,000	11,013
Germany - .5%
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Bonds	0.00	4/18/2036	15,000	[a] 9,877
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Notes	2.63	2/28/2024	25,000	25,811
Landwirtschaftliche Rentenbank, Govt. Gtd. Bonds	2.25	10/1/2021	25,000	25,169
				60,857
Poland - .2%
Republic of Poland, Sr. Unscd. Notes	3.25	4/6/2026	25,000	26,343
Supranational - .5%
European Investment Bank, Sr. Unscd. Notes	1.88	2/10/2025	10,000	9,986
Inter-American Development Bank, Sr. Unscd. Notes	2.50	1/18/2023	15,000	15,310
International Bank for Reconstruction & Development, Sr. Unscd. Notes	1.38	9/20/2021	35,000	34,623
				59,919
United Kingdom - .5%
BP Capital Markets, Gtd. Notes	3.81	2/10/2024	15,000	15,866

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 39.5% (continued)
United Kingdom - .5% (continued)
GlaxoSmithKline Capital, Gtd. Notes	3.13	5/14/2021	25,000		25,373
Royal Bank of Scotland Group, Sub. Notes	6.00	12/19/2023	25,000		27,044
				68,283
United States - 36.1%
3M, Sr. Unscd. Bonds	2.88	10/15/2027	15,000		15,391
AbbVie, Sr. Unscd. Notes	3.38	11/14/2021	15,000		15,313
American Express, Sr. Unscd. Notes	3.40	2/22/2024	25,000		25,943
American Tower, Sr. Unscd. Notes	3.50	1/31/2023	25,000		25,787
American Water Capital, Sr. Unscd. Notes	3.75	9/1/2028	10,000		10,760
Amgen, Sr. Unscd. Notes	4.56	6/15/2048	20,000		21,789
Apple, Sr. Unscd. Notes	3.25	2/23/2026	25,000		26,143
Apple, Sr. Unscd. Notes	3.75	11/13/2047	10,000		10,583
BB&T, Sr. Unscd. Notes	3.75	12/6/2023	25,000		26,467
Campbell Soup, Sr. Unscd. Notes	3.30	3/15/2021	20,000		20,241
Cisco Systems, Sr. Unscd. Notes	5.50	1/15/2040	20,000		26,751
Conagra Brands, Sr. Unscd. Notes	5.30	11/1/2038	15,000		16,697
ConocoPhillips, Gtd. Notes	4.95	3/15/2026	25,000		28,509
Consolidated Edison Company of New York, Sr. Unscd. Debs, Ser. 09-C	5.50	12/1/2039	15,000		19,153
Consumers Energy, First Mortgage Bonds	4.35	4/15/2049	10,000		11,781
CSX, Sr. Unscd. Notes	3.35	11/1/2025	15,000		15,732
CVS Health, Sr. Unscd. Notes	5.05	3/25/2048	20,000		21,771
Deere & Co, Sr. Unscd. Notes	3.90	6/9/2042	10,000		11,081
Dell International/EMC, Sr. Scd. Notes	4.90	10/1/2026	15,000	[b]	15,679
Discovery Communications, Gtd. Notes	5.20	9/20/2047	20,000		21,250
Federal Home Loan Banks, Bonds	2.50	2/13/2024	25,000		25,737
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K077, Cl. A2	3.85	5/1/2028	30,000	[c]	33,285
Federal National Mortgage Association, Notes	2.25	4/12/2022	20,000	[c]	20,197
General Mills, Sr. Unscd. Notes	4.20	4/17/2028	15,000		16,339
Gilead Sciences, Sr. Unscd. Notes	3.50	2/1/2025	15,000		15,735
Intel, Sr. Unscd. Notes	3.15	5/11/2027	20,000		21,011
Intercontinental Exchange, Sr. Unscd. Notes	3.75	12/1/2025	15,000		16,019
Johnson & Johnson, Sr. Unscd. Notes	2.63	1/15/2025	15,000		15,279
Kraft Heinz Foods, Gtd. Notes	4.63	1/30/2029	5,000		5,397

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 39.5% (continued)
United States - 36.1% (continued)
Laboratory Corporation of America Holdings, Sr. Unscd. Notes	3.20	2/1/2022	20,000	20,342
Marsh & McLennan, Sr. Unscd. Notes	4.75	3/15/2039	15,000	17,637
Merck & Co., Sr. Unscd. Notes	3.90	3/7/2039	15,000	16,697
Microsoft, Sr. Unscd. Notes	2.88	2/6/2024	25,000	25,737
Microsoft, Sr. Unscd. Notes	4.25	2/6/2047	10,000	11,804
Morgan Stanley, Sr. Unscd. Notes	4.38	1/22/2047	10,000	11,266
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	30,000	33,194
Nisource, Sr. Unscd. Notes	2.65	11/17/2022	15,000	15,098
Nisource, Sr. Unscd. Notes	3.49	5/15/2027	15,000	15,569
Nordstrom, Sr. Unscd. Notes	5.00	1/15/2044	20,000	18,468
Northern Trust, Sr. Unscd. Notes	3.15	5/3/2029	20,000	20,737
Occidental Petroleum, Sr. Unscd. Notes	4.10	2/15/2047	20,000	19,529
Omnicom Group, Sr. Unscd. Notes	3.63	5/1/2022	25,000	25,740
Oracle, Sr. Unscd. Notes	4.00	11/15/2047	10,000	10,734
Parker-Hannifin, Sr. Unscd. Notes	3.25	6/14/2029	15,000	15,357
Phillips 66, Gtd. Notes	3.90	3/15/2028	20,000	21,231
PPL Capital Funding, Gtd. Notes	3.40	6/1/2023	10,000	10,255
Prudential Financial, Sr. Unscd. Notes	4.35	2/25/2050	10,000	11,388
Santander Holdings USA, Sr. Unscd. Notes	4.45	12/3/2021	25,000	25,924
Sempra Energy, Sr. Unscd. Notes	4.00	2/1/2048	17,000	17,167
Simon Property Group, Sr. Unscd. Notes	4.75	3/15/2042	10,000	11,841
The Coca-Cola Company, Sr. Unscd. Notes	2.20	5/25/2022	20,000	20,042
The Goldman Sachs Group, Sr. Unscd. Notes	3.85	1/26/2027	30,000	31,507
The Goldman Sachs Group, Sr. Unscd. Notes	4.00	3/3/2024	15,000	15,862
The Home Depot, Sr. Unscd. Notes	3.90	12/6/2028	20,000	22,140
The Mosaic Company, Sr. Unscd. Notes	4.25	11/15/2023	20,000	21,223
Toyota Motor Credit, Sr. Unscd. Notes	2.60	1/11/2022	25,000	25,252
TWDC Enterprises 18, Gtd. Notes	4.13	6/1/2044	20,000	22,945
U.S. Treasury Bonds	2.75	8/15/2047	25,000	26,074
U.S. Treasury Bonds	2.88	5/15/2049	10,000	10,713
U.S. Treasury Bonds	3.00	2/15/2049	35,000	38,389
U.S. Treasury Bonds	3.00	2/15/2048	30,000	32,835
U.S. Treasury Bonds	3.13	5/15/2048	54,000	60,540
U.S. Treasury Bonds	3.13	2/15/2042	55,000	61,500
U.S. Treasury Bonds	3.13	11/15/2041	38,000	42,513

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 39.5% (continued)
United States - 36.1% (continued)
U.S. Treasury Bonds	3.88	8/15/2040	10,000		12,486
U.S. Treasury Bonds	4.38	5/15/2040	35,000		46,586
U.S. Treasury Bonds	4.50	2/15/2036	5,000		6,593
U.S. Treasury Bonds	6.25	5/15/2030	55,000		77,477
U.S. Treasury Notes	1.13	7/31/2021	125,000		123,147
U.S. Treasury Notes	1.13	8/31/2021	30,000		29,541
U.S. Treasury Notes	1.25	10/31/2021	110,000		108,511
U.S. Treasury Notes	1.38	8/31/2020	20,000		19,862
U.S. Treasury Notes	1.50	8/15/2020	25,000		24,864
U.S. Treasury Notes	1.63	10/15/2020	100,000		99,574
U.S. Treasury Notes	1.88	8/31/2024	55,000		55,103
U.S. Treasury Notes	2.00	8/31/2021	100,000		100,246
U.S. Treasury Notes	2.00	6/30/2024	65,000		65,480
U.S. Treasury Notes	2.00	4/30/2024	100,000		100,728
U.S. Treasury Notes	2.00	5/31/2024	65,000		65,524
U.S. Treasury Notes	2.13	8/15/2021	100,000		100,478
U.S. Treasury Notes	2.13	7/31/2024	75,000		76,002
U.S. Treasury Notes	2.13	9/30/2024	45,000		45,617
U.S. Treasury Notes	2.13	11/30/2024	65,000		65,906
U.S. Treasury Notes	2.25	10/31/2024	60,000		61,198
U.S. Treasury Notes	2.25	7/31/2021	145,000		146,036
U.S. Treasury Notes	2.25	3/31/2026	16,000		16,344
U.S. Treasury Notes	2.25	8/15/2027	39,000		39,857
U.S. Treasury Notes	2.63	8/31/2020	82,000		82,518
U.S. Treasury Notes	2.63	2/15/2029	5,000		5,265
U.S. Treasury Notes	2.75	2/15/2028	45,000		47,738
U.S. Treasury Notes	2.88	5/15/2028	40,000		42,860
Zoetis, Sr. Unscd. Notes	3.90	8/20/2028	15,000		16,102
Federal National Mortgage Association:
2.50%			50,000	[c,d]	50,306
3.00%			225,000	[c,d]	227,548
3.50%			300,000	[c,d]	307,430
4.00%			225,000	[c,d]	232,910
4.50%			100,000	[c,d]	104,819
5.00%			25,000	[c,d]	26,555
5.50%			25,000	[c,d]	26,792
Government National Mortgage Association:
3.00%			100,000	[d]	102,150
3.50%			150,000	[d]	155,077
4.00%			100,000	[d]	103,857
4.50%			50,000	[d]	52,070
5.00%			25,000	[d]	26,186
				4,460,413

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 39.5% (continued)
Uruguay - .1%
Uruguay, Sr. Unscd. Bonds	4.98	4/20/2055	10,000	11,263
Total Bonds and Notes (cost $4,788,824)			4,876,067
Description			Shares	Value ($)
Common Stocks - 58.9%
Australia - 1.7%
Australia & New Zealand Banking Group			2,396	45,611
CSL			208	32,479
Dexus			4,068	[e] 36,406
National Australia Bank			2,429	47,222
Westpac Banking			2,484	48,548
				210,266
Canada - .8%
Canadian National Railway			511	48,366
The Toronto-Dominion Bank			942	55,065
				103,431
China - 1.5%
3SBio			15,500	[b,f] 26,390
Alibaba Group Holding, ADR			452	[f] 78,246
Tencent Holdings			1,706	79,790
				184,426
Denmark - .5%
Novo Nordisk, Cl. B			547	26,254
Orsted			371	[b] 33,793
				60,047
France - 2.0%
BNP Paribas			939	43,633
Danone			558	48,378
Kering			69	35,643
L'Oreal			208	55,618
Sanofi			417	34,794
Valeo			995	31,057
				249,123
Germany - 1.3%
Allianz			227	52,918
Brenntag			1,684	82,810
Deutsche Wohnen			759	27,924
				163,652
Hong Kong - 1.6%
AIA Group			9,000	91,740
China Mobile			7,000	59,585
Link REIT			4,500	52,475
				203,800

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 58.9% (continued)
Ireland - .9%
Accenture, Cl. A	221	42,560
Medtronic	673	68,606
		111,166
Israel - .5%
Bank Hapoalim	8,650	[f] 65,622
Japan - 5.6%
Ebara	2,200	59,169
Fast Retailing	100	59,891
Honda Motor	1,600	39,676
KDDI	1,900	49,614
Keyence	100	57,069
M3	1,700	34,472
Mitsubishi UFJ Financial Group	9,000	44,489
Nippon Telegraph & Telephone	900	40,620
NTT DOCOMO	1,800	43,155
SoftBank Group	600	30,403
Sony	900	51,115
Sumitomo Mitsui Financial Group	1,200	42,019
Suntory Beverage & Food	700	27,643
Takeda Pharmaceutical	800	27,679
Toyota Motor	1,300	83,627
		690,641
Mexico - .5%
Fomento Economico Mexicano	6,613	59,995
Netherlands - .5%
ASML Holding	256	56,782
New Zealand - .2%
Fisher & Paykel Healthcare	2,702	29,196
Norway - .5%
DNB	3,500	62,568
Singapore - .2%
Venture	2,200	24,681
South Africa - .7%
Life Healthcare Group Holdings	15,939	25,234
Naspers, Cl. N	126	30,655
Old Mutual	20,046	26,836
		82,725
South Korea - .3%
Samsung SDI	191	40,026
Spain - .8%
Banco Santander	10,504	44,713
Iberdrola	116	[f] 1,104
Iberdrola	5,003	47,402
		93,219

Description	Shares		Value ($)
Common Stocks - 58.9% (continued)
Switzerland - 1.9%
ABB	4,470		84,018
Nestle	663		70,356
Roche Holding	306		81,933
		236,307
Taiwan - .5%
Taiwan Semiconductor Manufacturing	7,000		57,872
United Kingdom - 5.2%
Ascential	6,357	[b]	30,724
AstraZeneca	335		28,754
Aviva	7,321		36,048
Barclays	20,171		37,849
BT Group	9,728		22,708
Ferguson	1,099		81,851
GlaxoSmithKline	1,369		28,329
HSBC Holdings	8,149		64,900
Johnson Matthey	1,521		59,283
Legal & General Group	10,919		34,633
Linde	395		75,556
Prudential	2,420		49,910
RELX	1,338		31,736
Royal Bank of Scotland Group	9,674		25,553
Vodafone Group	17,450		31,782
		639,616
United States - 31.2%
3M	201		35,119
Abbott Laboratories	645		56,179
Adobe	154	[f]	46,025
Albemarle	509		37,137
Alphabet, Cl. C	79	[f]	96,118
Amazon.com	67	[f]	125,074
American Express	437		54,350
American Tower	226	[e]	47,826
Amgen	273		50,936
Apple	876		186,623
Applied Materials	740		36,534
AT&T	1,559		53,084
Automatic Data Processing	180		29,974
Becton Dickinson & Company	127		32,106
Biogen	132	[f]	31,392
BlackRock	102		47,703
Booking Holdings	16	[f]	30,186
Bristol-Myers Squibb	908		40,324
Brixmor Property Group	1,948	[e]	36,973

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 58.9% (continued)
United States - 31.2% (continued)
Celgene	326	[f]	29,946
Cerner	504		36,112
Cigna	214		36,363
Cisco Systems	1,850		102,490
Citigroup	1,441		102,542
CMS Energy	1,316		76,617
Colgate-Palmolive	673		48,281
Costco Wholesale	145		39,966
CSX	689		48,506
Deere & Co	468		77,524
Ecolab	242		48,819
Eli Lilly & Co.	398		43,362
Eversource Energy	766		58,109
Gilead Sciences	1,067		69,910
Intel	1,019		51,510
International Flavors & Fragrances	287		41,325
Intuit	110		30,504
Lowe's	464		47,050
Mastercard, Cl. A	278		75,691
Merck & Co.	957		79,421
Microsoft	1,622		221,030
Mondelez International, Cl. A	941		50,334
Morgan Stanley	1,053		46,922
NextEra Energy	260		53,864
NIKE, Cl. B	651		56,005
PayPal Holdings	377	[f]	41,621
PepsiCo	513		65,566
Prologis	549	[e]	44,255
S&P Global	211		51,684
Salesforce.com	344	[f]	53,148
Starbucks	439		41,569
Texas Instruments	407		50,879
The Coca-Cola Company	1,055		55,525
The Estee Lauder Companies, Cl. A	243		44,758
The Goldman Sachs Group	341		75,064
The Home Depot	255		54,491
The PNC Financial Services Group	620		88,598
The Procter & Gamble Company	626		73,893
The TJX Companies	789		43,048
The Walt Disney Company	630		90,096
Thermo Fisher Scientific	232		64,422
Union Pacific	362		65,142
United Parcel Service, Cl. B	426		50,894
Verizon Communications	869		48,030

Description		Shares	Value ($)
Common Stocks - 58.9% (continued)
United States - 31.2% (continued)
Visa, Cl. A		470	83,660
VMware, Cl. A		160	[f] 27,918
			3,860,127
Total Common Stocks (cost $7,044,783)		7,285,288

Preferred Stocks - .3%
Brazil - .3%
Banco Bradesco (cost $37,566)	3.15	3,998	36,289
Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 12.6%
Registered Investment Companies - 12.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,561,253)	2.28	1,561,253	[g] 1,561,253
Total Investments (cost $13,432,426)		111.3%	13,758,897
Liabilities, Less Cash and Receivables		(11.3%)	(1,395,967)
Net Assets		100.0%	12,362,930

ADR—American Depository Receipt

a Security issued with a zero coupon. Income is recognized through the accretion of discount.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, these securities were valued at $106,586 or .86% of net assets.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Purchased on a forward commitment basis.

e Investment in real estate investment trust within the United States.

f Non-income producing security.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Sustainable Balanced Fund

July 31, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
State Street Bank and Trust Company
United States Dollar	452	Canadian Dollar	593	8/1/19	3
Gross Unrealized Appreciation					3

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Sustainable Balanced Fund

July 31, 2019 (Unaudited)

The following is a summary of the inputs used as of July 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Commercial Mortgage-Backed	-	33,285	-	33,285
Corporate Bonds	-	1,339,708	-	1,339,708
Equity Securities – Common Stocks	4,288,521	2,996,767†	-	7,285,288
Equity Securities – Preferred Stocks	36,289	-	-	36,289
Foreign Government	-	103,335	-	103,335
Investment Companies	1,561,253	-	-	1,561,253
U.S. Government Agencies/Mortgage-Backed	-	1,461,634	-	1,461,634
U.S. Treasury	-	1,938,105	-	1,938,105
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	3	-	3

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

†† Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

NOTES

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2019 is discussed below.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized

NOTES

gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At July 31, 2019, accumulated net unrealized appreciation on investments was $326,471, consisting of $508,551 gross unrealized appreciation and $182,080 gross unrealized depreciation.

At July 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.